10-Q Fair value measurements and financial risk management - Aging of trade receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Financing Receivable, Past Due [Line Items]
Trade accounts receivable	$ 70,660	$ 73,864
0 to 90 days
Financing Receivable, Past Due [Line Items]
Trade accounts receivable	63,693	66,649
91 to 180 days
Financing Receivable, Past Due [Line Items]
Trade accounts receivable	3,334	3,572
181 days +
Financing Receivable, Past Due [Line Items]
Trade accounts receivable	$ 3,633	$ 3,643